Fair Value Measurements (Fair Value Techniques) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term receivables	$ 127	$ 127
Customer Financing Notes Receivable	609	437
Short-term Debt	392	600
Long-term debt (excluding capitalized leases)	27,067	23,280
Long-term liabilities	362	457
Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term receivables	121	121
Customer Financing Notes Receivable	596	420
Short-term Debt	392	600
Long-term debt (excluding capitalized leases)	29,180	25,110
Long-term liabilities	330	$ 427
Level 1 | Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term receivables	0
Customer Financing Notes Receivable	0
Short-term Debt	0
Long-term debt (excluding capitalized leases)	0
Long-term liabilities	0
Level 2 | Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term receivables	121
Customer Financing Notes Receivable	596
Short-term Debt	300
Long-term debt (excluding capitalized leases)	28,970
Long-term liabilities	330
Level 3 | Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term receivables	0
Customer Financing Notes Receivable	0
Short-term Debt	92
Long-term debt (excluding capitalized leases)	210
Long-term liabilities	$ 0